MET INVESTORS SERIES TRUST

SUPPLEMENT DATED SEPTEMBER 20, 2012

TO THE

PROSPECTUS DATED APRIL 30, 2012

RAINIER LARGE CAP EQUITY PORTFOLIO

The Board of Trustees of Met Investors Series Trust (the "Trust") has approved a change of subadviser for the Rainier Large Cap Equity Portfolio (the "Portfolio") from Rainier Investment Management, Inc. ("Rainier") to Jennison Associates LLC ("Jennison") to be effective November 2, 2012, pursuant to a new subadvisory agreement between the Trust's investment adviser, MetLife Advisers, LLC, and Jennison. Effective November 2, 2012, the name of the Portfolio will change to Jennison Large Cap Equity Portfolio, and, unless noted otherwise below, all references to the former name of the Portfolio contained in the Prospectus will change to the Portfolio's new name and references in the Portfolio's Prospectus to Rainier will change to Jennison. The Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to Rainier and to the Portfolio by its original name in their forms and communications until such documents can be revised.

In connection with the changes described above, the following changes to the Portfolio's Prospectus are effective November 2, 2012:

In the Portfolio Summary, the disclosure in the section entitled "Investment Objective" is deleted in its entirety and replaced with the following:

Long-term growth of capital.

In the Portfolio Summary, the section entitled "Principal Investment Strategies" is deleted in its entirety and replaced with the following:

Jennison Associates LLC ("Jennison"), subadviser to the Portfolio, will normally invest at least 80% of the Portfolio's assets in equity and equity-related securities of U.S. companies that exceed $3 billion in market capitalization and that Jennison believes have strong capital appreciation potential. The Portfolio may invest in common stocks, preferred stocks, convertible stocks, and equity interests in partnerships, joint ventures and other noncorporate entities. The Portfolio may also invest in rights that can be exercised for equity securities. The Portfolio may invest up to 20% of its assets in money market instruments, U.S. Government securities (e.g., obligations of the U.S. Government or its agencies or instrumentalities) and derivatives. The Portfolio may invest up to 20% of its total assets in foreign securities. The 20% limitation on foreign securities does not apply to American Depositary Receipts ("ADRs"), American Depositary Shares or similar receipts and shares traded in U.S. markets. The Portfolio may have exposure to foreign currencies through its investment in foreign securities.

Stock Selection

Jennison follows a highly disciplined investment selection and management process to identify companies that show superior absolute and relative earnings growth and also are attractively valued. Earnings predictability and confidence in earnings forecasts are important parts of the selection process.

The Portfolio invests in large companies experiencing some or all of the following: above-average revenue and earnings per share growth, strong market position, improving profitability and distinctive attributes such as unique marketing ability, strong research and development, productive new product flow, and financial strength. Such companies generally trade at high prices relative to their current earnings. The Portfolio will consider selling or reducing a stock position when, in the opinion of Jennison, the stock has experienced a fundamental disappointment in earnings; it has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising; a relatively more attractive stock emerges; or the stock has experienced adverse price movement.

In the Portfolio Summary, the following disclosures are added at the end of the section entitled "Primary Risks":

Interest Rate Risk. The value of the Portfolio's investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security's maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio's investments in fixed income securities may decline when prevailing interest rates decline.

Credit and Counterparty Risk. The value of the Portfolio's investments may be adversely affected if a security's credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Derivatives Risk. The Portfolio may invest in derivatives to obtain investment exposure, enhance return or "hedge" or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio's exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio's volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Convertible Securities Risk. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.

In the Portfolio Summary, the second paragraph in the section entitled "Past Performance" is deleted in its entirety and replaced with the following:

The bar chart below shows you the performance of the Portfolio's Class B shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective November 2, 2012, Jennison became the subadviser to the Portfolio. Investment performance prior to that date is attributable to the Portfolio's former investment subadviser. The table below compares the Portfolio's average annual compounded total returns for each class with index returns. Effective November 2, 2012, the Russell 1000 Growth Index replaced the Russell 1000 Index as the primary benchmark of the Portfolio, and the Russell 1000 Index became the secondary benchmark. These benchmark changes were made because the Russell 1000 Growth Index more precisely reflects the market in which the Portfolio invests. For more information about indexes, please see "Index Descriptions" in the Prospectus. It is not possible to invest directly in an index.